UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.   Schedules of Investments.

Schedule of investments

Turner Medical Sciences Long/Short Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-85.8%
Biotechnology-25.1%
Achillion Pharmaceuticals*^	485,560	$5,239
Biogen*^	9,590	2,938
Emergent BioSolutions*^	65,220	2,609
Gilead Sciences^	33,350	3,375
Heron Therapeutics*^	106,080	2,832
Ironwood Pharmaceuticals*^	104,850	1,215
Progenics Pharmaceuticals*^	252,785	1,550
Prothena*^	78,000	5,313
PTC Therapeutics*	47,280	1,532
Retrophin*^	332,760	6,418
Rigel Pharmaceuticals*^	285,020	864
Tonix Pharmaceuticals Holding*^	122,000	936
Total Biotechnology		34,821

Health care equipment & supplies-6.5%
Antares Pharma*	550,000	666
CONMED^	64,632	2,847
Intuitive Surgical*^	6,460	3,528
St. Jude Medical^	32,410	2,002
Total Health care equipment & supplies		9,043

Health care providers & services-1.0%
Diplomat Pharmacy*	38,800	1,328
Total Health care providers & services		1,328

Pharmaceuticals-53.2%
Aclaris Therapeutics*	57,694	1,554
Akari Therapeutics PLC ADR(a)*	31,624	459
Allergan*^	5,540	1,731
Amphastar Pharmaceuticals*^	89,750	1,277
BioDelivery Sciences International*^	900,830	4,315
Bristol-Myers Squibb^	70,280	4,835
Cardiome Pharma(a)*^	708,888	5,749
Corium International(a)*^	197,520	1,604
Eli Lilly^	80,890	6,816
Flamel Technologies SA ADR*^	239,308	2,922
GlaxoSmithKline ADR^	136,500	5,508
Horizon Pharma*^	365,140	7,913
Intra-Cellular Therapies*^	24,400	1,312
Novartis ADR^	80,080	6,890
Ocera Therapeutics(a)*^	658,487	2,054
Paratek Pharmaceuticals*	61,430	1,165
Pfizer^	255,070	8,234
Sanofi ADR^	31,120	1,327
SteadyMed(a)*^	270,000	880
Teligent(a)*^	808,530	7,196
Total Pharmaceuticals		73,741
Total Common stock (Cost $112,884)**		118,933

Warrant-0.0%
Biotechnology-0.0%
NephroGenex(a)*	65,000	—
Total Biotechnology		—
Total Warrant (Cost $—)**		—

Cash equivalent - 8.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.272%‡	11,855,916	11,856
Total Cash equivalent (Cost $11,856)**		11,856
Total Investments-94.4% (Cost $124,740)**		130,789
Segregated cash with brokers-69.1%		95,719
Securities sold short-(64.1)% (Proceeds $(92,456))**		(88,733)

Net Other assets (liabilities)-0.6%		731
Net Assets-100.0%		$138,506

Amounts designated as “-” have been rounded to $0.

(a)              These securities have been deemed illiquid by the Adviser and represent 12.96% of Net Assets.

*                      Non-income producing security.

**               This number is listed in thousands.

^                       All or a portion of the shares have been committed as collateral for open short positions.

‡                      Rate shown is the 7-day effective yield as of December 31, 2015.

ADR American Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-34.8%
Biotechnology-6.5%
Acorda Therapeutics	24,590	$1,052
Alexion Pharmaceuticals	12,460	2,377
Cara Therapeutics	74,468	1,256
Incyte	23,390	2,536
Spark Therapeutics	28,200	1,278
Synergy Pharmaceuticals	92,480	524
Total Biotechnology		9,023

Health care equipment & supplies-7.9%
Anika Therapeutics	88,630	3,382
Edwards Lifesciences	17,020	1,344
Hologic	38,370	1,485
Laboratory Corp. of America Holdings	19,130	2,365
Stryker	24,930	2,317
Total Health care equipment & supplies		10,893

Health care providers & services-8.5%
Aetna	26,140	2,826
Express Scripts Holdings	36,060	3,152
HCA Holdings	30,530	2,065
Henry Schein	10,530	1,666
UnitedHealth Group, Cl B	17,090	2,010
Total Health care providers & services		11,719

Health care technology-1.9%
athenahealth	8,210	1,322
Cerner	22,780	1,370
Total Health care technology		2,692

Life sciences tools & services-4.6%
Mettler-Toledo International	7,840	2,659
PerkinElmer	30,710	1,645
Thermo Fisher Scientific	14,430	2,047
Total Life sciences tools & services		6,351

Pharmaceuticals-5.4%
AbbVie	28,620	1,695
Dr. Reddy’s Laboratories ADR	39,150	1,812
Lannett	54,460	2,186
Revance Therapeutics	51,110	1,746
Total Pharmaceuticals		7,439
Total Common stock (Proceeds $50,302)*		48,117

Exchange traded funds - 29.3%
Health Care Select Sector SPDR Fund	171,560	12,361
iShares NASDAQ Biotechnology ETF	34,450	11,655
iShares Russell 2000 Growth ETF	60,390	6,794
SPDR S&P Biotech ETF	139,920	9,806
Total Exchange traded funds (Proceeds $42,154)*		40,616
Total Securities sold short-64.1% (Proceeds $92,456)*		$88,733

Percentages disclosed are based on total net assets of the Fund at December 31, 2015.

ADR       American Depositary Receipt

Cl            Class

ETF        Exchange Traded Fund

SPDR     Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Titan II Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-95.5%
Consumer discretionary-19.1%
Amazon.com*^	2,000	$1,352
CBS, Cl B^	27,000	1,273
Coach	30,000	982
Delphi Automotive^	14,900	1,277
Dollar General	16,000	1,150
Hilton Worldwide Holdings	50,000	1,070
Lowe’s^	25,000	1,901
Lululemon Athletica*	11,000	577
Mohawk Industries*	3,700	701
Newell Rubbermaid	27,500	1,212
Total Consumer discretionary		11,495

Consumer staples-7.5%
Constellation Brands, Cl A^	13,520	1,926
Monster Beverage*^	3,040	453
PepsiCo^	12,700	1,269
Rite Aid*^	110,000	862
Total Consumer staples		4,510

Energy-3.9%
Baker Hughes	14,000	646
EOG Resources^	14,000	991
Patterson-UTI Energy	46,000	694
Total Energy		2,331

Financials-12.4%
Bank of America^	90,000	1,514
Bank of New York Mellon	30,000	1,237
BlackRock	3,000	1,022
Citizens Financial Group	31,000	812
CME Group^	14,000	1,268
QTS Realty Trust, Cl A	13,900	627
The Charles Schwab	30,000	988
Total Financials		7,468

Health care-14.2%
Allergan*^	4,200	1,313
Becton Dickinson	7,200	1,109
Boston Scientific*^	102,900	1,897
Cardinal Health	11,100	991
Celgene*^	11,200	1,341
Eli Lilly	10,000	843
Vertex Pharmaceuticals*	8,700	1,095
Total Health care		8,589

Industrials-11.9%
Danaher^	8,400	780
Kansas City Southern	9,000	672
Northrop Grumman^	4,900	925
Southwest Airlines^	33,380	1,437
The Boeing^	14,400	2,083
United Rentals*^	17,500	1,269
Total Industrials		7,166

Information technology-23.5%
Alphabet, Cl A*^	2,200	1,711
Electronic Arts*	10,000	687
Facebook, Cl A*^	10,000	1,047
HubSpot*	14,000	788
Microsoft^	23,500	1,304
NVIDIA	20,000	659
NXP Semiconductors*^	10,000	843
Rackspace Hosting*	25,000	633
Red Hat*	13,200	1,093
Salesforce.com*^	17,000	1,333
Tableau Software, Cl A*^	14,640	1,379
Visa, Cl A^	9,900	768
Western Digital	11,000	661
Xilinx^	28,100	1,320
Total Information technology		14,226

Materials-3.0%
LyondellBasell Industries, Cl A	12,000	1,042
PPG Industries	7,900	781
Total Materials		1,823
Total Common stock (Cost $54,165)**		57,608

Warrant-0.1%
Financials-0.1%
Atlas Mara Co-Nvest(a)*	472,160	59
Total Financials		59
Total Warrant (Cost $92)**		59
Total Investments-95.6% (Cost $54,257)**		57,667
Segregated cash with brokers-57.6%		34,722
Securities sold short-(56.7)% (Proceeds $(34,776))**		(34,176)

Net Other assets (liabilities)-3.5%		2,097
Net Assets-100.0%		$60,310

(a)              These securities have been deemed illiquid by the Adviser and represent 0.10% of Net Assets.

*                      Non-income producing security.

**               This number is listed in thousands.

^                       All or a portion of the shares have been committed as collateral for open short positions.

Cl                      Class

See accompanying notes to schedules of investments.

Schedule of securities sold short

Turner Titan II Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-41.0%
Consumer discretionary-9.9%
CarMax	9,400	$507
Crocs	40,000	410
Dillard’s, Cl A	14,400	946
Priceline Group	830	1,058
Tesla Motors	3,320	797
The Children’s Place	6,000	331
Tiffany	6,000	458
TripAdvisor	5,000	426
Twenty-First Century Fox, Cl A	16,000	435
Wyndham Worldwide	9,000	654
Total Consumer discretionary		6,022

Consumer staples-3.3%
Colgate-Palmolive	9,500	633
Philip Morris International	6,600	580
The Coca-Cola	18,500	795
Total Consumer staples		2,008

Energy-3.2%
Anadarko Petroleum	9,000	437
Frank’s International	23,000	384
Helmerich & Payne	8,500	455
Tesoro	6,200	654
Total Energy		1,930

Financials-5.0%
Comerica	18,300	765
Eaton Vance	13,000	422
Franklin Resources	10,000	368
The Allstate	10,000	621
The Goldman Sachs Group	4,500	811
Total Financials		2,987

Health care-3.9%
Alnylam Pharmaceuticals	3,000	282
LifePoint Health	10,100	742
Mettler-Toledo International	1,800	610
Varian Medical Systems	8,800	711
Total Health care		2,345

Industrials-6.3%
Applied Industrial Technologies	11,500	466
Deere	15,560	1,186
Dover	8,000	489
J.B. Hunt Transport Services	6,500	477
L-3 Communications Holdings	3,000	359
Roper Technologies	2,000	380
United Parcel Service, Cl B	4,600	443
Total Industrials		3,800

Information technology-6.6%
Apple	11,230	1,182
Autodesk	12,500	762
Avnet	6,800	291
F5 Networks	4,000	388
Linear Technology	17,200	730
Workday, Cl A	7,530	600
Total Information technology		3,953

Materials-2.1%
Compass Minerals International	6,300	474
The Valspar	9,300	772
Total Materials		1,246

Telecommunication services-0.7%
SBA Communications, Cl A	4,000	420
Total Telecommunication services		420
Total Common stock (Proceeds $25,281)*		24,711

Exchange traded funds-15.7%
iShares Russell 1000 Growth ETF	48,000	4,776
SPDR S&P 500 ETF Trust	23,000	4,689
Total Exchange traded funds (Proceeds $9,495)*		9,465
Total Securities sold short-56.7% (Proceeds $34,776)*		$34,176

Percentages disclosed are based on total net assets of the Fund at December 31, 2015.

*                                         This number is listed in thousands.

Cl                                    Class

ETF                         Exchange Traded Fund

SPDR                Standard & Poor’s Depositary Receipt

See accompanying notes to schedules of investments.

Schedule of investments

Turner Emerging Growth Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-87.8%†
Consumer discretionary-5.9%
China Lodging Group ADR*	30,000	938
IMAX*^	40,000	1,421
Motorcar Parts of America*	34,000	1,150
TAL Education Group ADR*	20,000	929
Total Consumer discretionary		4,438

Consumer staples-2.2%
Natural Health Trends	50,000	1,677
Total Consumer staples		1,677

Financials-6.8%
Bank of the Ozarks	25,000	1,237
CoreSite Realty	28,000	1,588
FCB Financial Holdings, Cl A*	20,000	716
Jupai Holdings ADR*	15,000	152
Western Alliance BanCorp*	40,000	1,434
Total Financials		5,127

Health care-17.3%
AMN Healthcare Services*	20,000	621
Cambrex*	45,000	2,119
Eagle Pharmaceuticals*	18,000	1,596
INC Research Holdings, Cl A*	32,000	1,552
Ligand Pharmaceuticals, Cl B*	20,000	2,168
Prestige Brands Holdings*	45,000	2,317
STERIS	35,000	2,637
Total Health care		13,010

Industrials-13.4%
Acuity Brands	10,000	2,338
Alaska Air Group	25,000	2,013
Fortune Brands Home & Security	55,000	3,052
Orbital ATK	30,000	2,680
Total Industrials		10,083

Information technology-40.5%
Arista Networks*	18,000	1,401
Autobytel*	86,000	1,940
Callidus Software*	75,000	1,393
Cvent*	40,000	1,396
HubSpot*	40,000	2,253
Imperva*	20,000	1,266
Inphi*	105,000	2,838
LogMeIn*	12,000	805
Luxoft Holding*	27,000	2,083
MaxLinear, Cl A*	145,000	2,137
Mercury Systems*	60,000	1,102
New Relic*	40,000	1,457
Paycom Software*	45,000	1,693
Paylocity Holdings*	35,000	1,419
Proofpoint*	19,000	1,235
SolarEdge Technologies*^	40,000	1,127
SPS Commerce*^	25,000	1,755
The Ultimate Software Group*	8,000	1,564
Universal Display*	10,000	544
Weibo ADR*	50,000	975
Total Information technology		30,383

Materials-1.7%
Berry Plastics Group*	35,000	1,266
Total Materials		1,266
Total Common stock (Cost $62,110)**		65,984

Cash equivalent - 21.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.272%‡	16,188,342	16,188
Total Cash equivalent (Cost $16,188)**		16,188
Total Investments-109.4% (Cost $78,298)**		82,172

Net Other assets (liabilities)-(9.4)%		(7,062)
Net Assets-100.0%		$75,110

*                                         Non-income producing security.

**                                  This number is listed in thousands.

^                                          Security fully or partially on loan at December 31, 2015.  The total value of securities on loan at December 31, 2015 was $2,286**.  Certain of these securities may have been sold prior to period end.

†                                       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                                         Rate shown is the 7-day effective yield as of December 31, 2015.

ADR       American Depositary Receipt

Cl            Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Midcap Growth Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-99.1%†
Consumer discretionary-22.3%
2U*	98,930	$2,768
Amazon.com*	4,860	3,285
Aramark	82,650	2,665
CBS, Cl B	52,790	2,488
Delphi Automotive	46,500	3,986
Mohawk Industries*	18,940	3,587
Netflix*	34,230	3,915
Newell Rubbermaid	94,670	4,174
Under Armour, Cl A*	43,740	3,526
Wynn Resorts^	59,850	4,141
Total Consumer discretionary		34,535

Consumer staples-8.6%
Constellation Brands, Cl A	37,620	5,358
Monster Beverage*	35,030	5,218
WhiteWave Foods, Cl A*	71,310	2,775
Total Consumer staples		13,351

Energy-4.4%
Diamondback Energy*	34,750	2,325
Nabors Industries	520,550	4,430
Total Energy		6,755

Financials-10.3%
Bank of the Ozarks	46,850	2,317
Intercontinental Exchange Group	18,660	4,781
Signature Bank*	30,670	4,704
TD Ameritrade Holdings	117,705	4,086
Total Financials		15,888

Health care-11.2%
Acadia Healthcare*	55,750	3,482
Achillion Pharmaceuticals*	287,450	3,102
Allergan*	6,100	1,906
Intuitive Surgical*	5,020	2,742
Prothena*	47,770	3,254
Regeneron Pharmaceuticals*	5,260	2,855
Total Health care		17,341

Industrials-4.4%
AMETEK	72,750	3,899
Fortune Brands Home & Security	51,640	2,866
Total Industrials		6,765

Information technology-35.9%
Adobe Systems*	20,000	1,879
Alliance Data Systems*	16,600	4,591
Avago Technologies	30,330	4,402
Cavium*	62,739	4,123
Facebook, Cl A*	30,860	3,230
HubSpot*	77,260	4,351
LinkedIn, Cl A*	16,950	3,815
Luxoft Holding*	31,210	2,407
Mobileye*	57,530	2,432
Monolithic Power Systems	64,930	4,137
Palo Alto Networks*	23,720	4,178
Paycom Software*	51,690	1,945
Proofpoint*	52,290	3,399
Salesforce.com*	27,710	2,172
ServiceNow*	57,220	4,953
Vantive*	75,530	3,582
Total Information technology		55,596

Materials-2.0%
PPG Industries	31,420	3,105
Total Materials		3,105
Total Common stock (Cost $136,001)**		153,336

Cash equivalent - 2.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.272%‡	4,010,245	4,010
Total Cash equivalent (Cost $4,010)**		4,010
Total Investments-101.7% (Cost $140,011)**		157,346

Net Other assets (liabilities)-(1.7)%		(2,593)
Net Assets-100.0%		$154,753

*                                         Non-income producing security.

**                                  This number is listed in thousands.

^                                          Security fully or partially on loan at December 31, 2015.  The total value of securities on loan at December 31, 2015 was $3,674**.  Certain of these securities may have been sold prior to period end.

†                                       More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                                         Rate shown is the 7-day effective yield as of December 31, 2015.

Cl            Class

See accompanying notes to schedules of investments.

Schedule of investments

Turner Small Cap Growth Fund

December 31, 2015

(Unaudited)

		Value
	Shares	(000)
Common stock-98.2%†
Consumer discretionary-8.2%
2U*	30,000	$839
Lithia Motors, Cl A	6,500	693
Pool	10,000	808
The Tile Shop Holdings, Inc.*	69,000	1,132
Zoe’s Kitchen*^	20,000	560
Total Consumer discretionary		4,032

Consumer staples-2.2%
TreeHouse Foods*	13,500	1,059
Total Consumer staples		1,059

Energy-0.8%
Diamondback Energy*	6,000	401
Total Energy		401

Financials-5.6%
Bank of the Ozarks	20,000	988
CyrusOne, Inc.	24,500	918
Home BancShares	20,500	831
Total Financials		2,737

Health care-29.1%
ABIOMED*	15,500	1,400
Achillion Pharmaceuticals*^	93,000	1,003
AmSurg*	6,000	456
Anacor Pharmaceuticals, Inc*	5,000	565
Cantel Medical Corp.	7,000	435
Eagle Pharmaceuticals*	8,500	754
Impax Laboratories, Inc.*	14,000	599
Intrexon Corp.^	25,000	754
LDR Holding*	35,000	879
Neurocrine Biosciences*	18,000	1,018
Pacira Pharmaceuticals, Inc.*	8,000	614
PRA Health Sciences*	15,000	679
Prestige Brands Holdings*	18,000	927
Prothena*	13,500	919
Repligen*	35,500	1,004
Retrophin*	52,000	1,003
STERIS	16,000	1,206
Total Health care		14,215

Industrials-6.2%
Energous*^	105,000	831
Healthcare Services Group	14,000	488
On Assignment, Inc.*	16,500	742
XPO Logistics, Inc.*^	36,000	980
Total Industrials		3,041

Information technology-42.8%
Cavium*	17,000	1,117
CUI Global(a)*^	193,913	1,365
Digimarc*^	80,000	2,922
Electronics for Imaging, Inc.*	19,000	888
Euronet Worldwide*	16,000	1,159
Guidewire Software*	15,500	932
HubSpot*	26,500	1,492
Infinera Corp.*	43,500	788
Instructure, Inc.*	25,000	521
MINDBODY, Cl A*^	60,000	908
Monolithic Power Systems	13,000	828
Paycom Software*	21,000	790
Proofpoint*	12,000	780
Remark Media(a)*	480,000	2,487
RingCentral, Cl A*	26,000	613
Rudolph Technologies, Inc.*	67,000	953
Shopify, Cl A*	41,000	1,058
SolarEdge Technologies*^	24,000	676
SPS Commerce*	9,500	667
Total Information technology		20,944

Materials-3.3%
Headwaters*	34,000	574
Senomyx*^	275,000	1,036
Total Materials		1,610
Total Common stock (Cost $40,710)**		48,039

Cash equivalent - 20.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.272%‡	10,075,097	10,075
Total Cash equivalent (Cost $10,075)**		10,075
Total Investments-118.8% (Cost $50,785)**		58,114

Net Other assets (liabilities)-(18.8)%		(9,206)
Net Assets-100.0%		$48,908

(a)              These securities have been deemed illiquid by the Adviser and represent 7.88% of Net Assets.

*                      Non-income producing security.

**               This number is listed in thousands.

^                       Security fully or partially on loan at December 31, 2015.  The total value of securities on loan at December 31, 2015 was $9,245**.  Certain of these securities may have been sold prior to period end.

†                    More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

‡                      Rate shown is the 7-day effective yield as of December 31, 2015.

Cl                          Class

See accompanying notes to schedules of investments.

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The funds included herein are Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Titan II Fund (“Titan II Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), and Turner Small Cap Growth Fund (“Small Cap Growth Fund”), each a “Fund” and collectively the “Funds.”

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments and the Schedules of securities sold short.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Security valuation — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depository Receipts (“ADRs”), are valued at the last quoted sale price on the

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as a Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”).  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments, L.P.  (the “Adviser”) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator, Citi Fund Services, Ohio, Inc., and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended December 31, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of December 31, 2015.  The breakdown, by sub-category, of the “common stock” category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

Medical Sciences Long/Short Fund	Level 1 (000)	Level 2 (000)		Total (000)

Investments in Securities
Common stock	$118,933	$—		$118,933
Cash equivalent	11,856	—		11,856
Warrant	—	—	*	—	*
Total Investments in securities	$130,789	$—		$130,789

Securities Sold Short
Common stock	$48,117	$—		$48,117
Exchange traded funds	40,616	—		40,616
Total Securities sold short	$88,733	$—		$88,733

Titan II Fund

Investments in Securities
Common stock	$57,608	$—	$57,608
Warrant	59	—	59
Total Investments in securities	$57,667	$—	$57,667

Securities Sold Short
Common stock	$24,711	$—	$24,711
Exchange traded funds	9,465	—	9,465
Total Securities sold short	$34,176	$—	$34,176

Emerging Growth Fund

Investments in Securities
Common stock	$65,984	$—	$65,984
Cash equivalent	16,188	—	16,188
Total Investments in securities	$82,172	$—	$82,172

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

Midcap Growth Fund	Level 1 (000)	Level 2 (000)	Total (000)

Investments in Securities
Common stock	$153,336	$—	$153,336
Cash equivalent	4,010	—	4,010
Total Investments in securities	$157,346	$—	$157,346

Small Cap Growth Fund

Investments in Securities
Common stock	$48,039	$—	$48,039
Cash equivalent	10,075	—	10,075
Total Investments in securities	$58,114	$—	$58,114

*Represents interest in securities that were determined to have a value of zero at December 31, 2015.

For each Fund there were no transfers between the Levels as of December 31, 2015 based on the input Levels assigned at September 30, 2015.

Security transactions — Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short — Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

the short positions. The Medical Sciences Long/Short Fund and Titan II Fund engaged in short sales during the period ended December 31, 2015.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of December 31, 2015:

Fund	Value of Securities on Loan	Value of Collateral*	Net Amount
Emerging Growth Fund	$2,286	$2,286	—
Midcap Growth Fund	3,674	3,674	—
Small Cap Growth Fund	9,245	9,245	—

* The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Statement of Investments.

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

4.  Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund’s net asset value and a magnified effect on the Fund’s total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5. Federal tax information:

At December 31, 2015, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows:

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (000)
Medical Sciences Long/Short Fund	$128,437	$12,146	$(9,794)	$2,352
Titan II Fund	55,511	3,964	(1,808)	2,156
Emerging Growth Fund	79,206	4,774	(1,808)	2,966
Midcap Growth Fund	141,184	20,194	(4,032)	16,162
Small Cap Growth Fund	52,634	8,231	(2,751)	5,480

Notes to Schedules of Investments

December 31, 2015 (Unaudited)

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the Schedule of investments were issued.

On November 20, 2015, the Board approved a recommendation from the Adviser to change the name of Turner Titan II Fund to Turner Titan Long/Short Fund, and to change the name of Turner Emerging Growth Fund to Turner SMID Cap Growth Opportunities Fund. These changes took effect on January 31, 2016.

Based on this evaluation, no additional disclosures and/or adjustments were required as of December 31, 2015.

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting

Item 3. Exhibits.

(a)   A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)

Date:	February 24, 2016

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	February 24, 2016